PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,654,610	$ 2,313,066
Less: accumulated depreciation	(859,377)	(335,407)
Property and equipment, net	1,795,233	1,977,659
Depreciation of expenses	267,458	259,307	$ 63,981
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,533,673	1,583,641
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	814,870	566,963
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	176,160	162,462
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 129,907	$ 0